Prepaid Expenses and Other Current Assets	6 Months Ended
Jun. 30, 2022
Prepaid Expenses and Other Current Assets [Abstract]
PREPAID EXPENSES AND OTHER CURRENT ASSETS

NOTE 6 – PREPAID EXPENSES AND OTHER CURRENT ASSETS

		As of June 30, 2022	As of December 31, 2021

Prepaid expenses	(1)	$-	$703,280
Loans to third parties	(2)	915,308	840,685
Prepayment for investment	(3)	618,351	650,909
Other receivables		195,286	299,864
Interest receivable		250,904	171,840
Prepaid VAT		1,049,345	123,100
Deposits for operating lease		89,112	43,090
Subtotal		3,118,306	2,832,768
Allowance for other receivables		(149,000)	(156,846)
Total		$2,969,306	$2,675,922

(1)	Prepaid expenses as of December 31, 2021 mainly consisted of prepaid service fee paid by EPOW BJ and amounted to $665,221.

(2)	On June 11, 2022, the Company signed a loan agreement with a third party, Yilong Branch of Guizhou Chenyu Construction Engineering Co., Ltd. (“Guizhou Chenyu”), with a credit limit of RMB7,000,000 (approximately $1,043,001), with the annual interest rate of 4.35%, and will be due in a year after the loan was received. According to the agreement, as of June 30, 2022, $864,201 was lent to Guizhou Chenyu, which will be due in June, 2023.

(3)	In September 2021, the Company prepaid $650,909 to acquire 61.5% equity interest of Haicheng Shenhe Technology Co., Ltd. As the acquisition is terminated, the acquisition fund will be paid back in year 2023.